Employee Benefits - Summary of Employee Benefits Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Employee Benefits Expense [Abstract]
Employee benefits	$ 415	$ 217	$ 252
Share-based payments	26	12	19
Defined contribution plan costs	41	26	27
Defined benefit plan expense	9	1	2
Total employee benefits expense including share based payments expense	$ 491	$ 256	$ 300